                             J. & W. Seligman & Co.
                                  Incorporated


                                                              December 5, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Seligman Capital Fund, Inc. (the "Fund")
         Post-Effective Amendment No. 60
         File No. 2-33566 and 811-1886

Dear Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 60 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on November 29, 2001.

     If you have any questions, please do not hesitate to contact me at (212) 850-1375.


                                                   Very truly yours,

                                                   /s/Jennifer G. Muzzey

                                                   Jennifer G. Muzzey
                                                   Legal Assistant


JGM:jgm


             100 Park Avenue New York, New York 10017 (212) 850-1864